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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5550

                             The Alger American Fund

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.  Schedule of Investments.


THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005

SHARES      COMMON STOCKS--100.8%                                                                     VALUE
------                                                                                                -----
            AEROSPACE & DEFENSE--3.1%
  33,100    General Dynamics Corporation                                                           $ 3,957,105
  31,900    Lockheed Martin Corporation                                                              1,947,176
  83,800    United Technologies Corporation                                                          4,344,192
                                                                                                    ----------
                                                                                                    10,248,473
                                                                                                    ----------

            AIR FREIGHT & LOGISTICS--1.7%
  71,700    UTI Worldwide, Inc.                                                                      5,571,090
                                                                                                    ----------

            BEVERAGES-.5%
  30,200    PepsiCo, Inc.                                                                            1,712,642
                                                                                                    ----------

            BIOTECHNOLOGY--5.8%
  27,900    Affymetrix Inc.*                                                                         1,289,817
  63,300    Amgen Inc.*                                                                              5,043,111
  29,900    Celgene Corporation*                                                                     1,624,168
  71,900    Genentech, Inc.*                                                                         6,054,699
  43,200    Gilead Sciences, Inc. *                                                                  2,106,432
  34,900    MedImmune, Inc.*                                                                         1,174,385
  90,200    Vertex Pharmaceuticals Incorporated*                                                     2,015,970
                                                                                                    ----------
                                                                                                    19,308,582
                                                                                                    ----------

            CAPITAL MARKETS--1.4%
  70,100    Ameritrade Holding Corporation *                                                         1,505,748
  29,500    Legg Mason, Inc.                                                                         3,235,855
                                                                                                    ----------
                                                                                                     4,741,603
                                                                                                    ----------

            CHEMICALS--.8%
  60,000    Lubrizol Corporation                                                                     2,599,800
                                                                                                    ----------

            COMMUNICATION EQUIPMENT--2.1%
 156,250    QUALCOMM Inc.                                                                            6,992,187
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            COMMUNICATION TECHNOLOGY--1.3%
 170,200    Nextel Partners, Inc. Cl. A*                                                             4,272,020
                                                                                                    ----------

            COMPUTERS & PERIPHERALS--2.9%
  29,900    Apple Computer, Inc.*                                                                    1,602,939
  47,700    Dell Inc.*                                                                               1,631,340
  64,700    EMC Corporation*                                                                           837,218
 123,300    Network Appliance, Inc. *                                                                2,927,142
  11,700    Palm, Inc.*                                                                                331,461
 185,200    Western Digital Corporation*                                                             2,394,636
                                                                                                    ----------
                                                                                                     9,724,736
                                                                                                    ----------
            COMPUTER TECHNOLOGY--1.7%
 115,600    NAVTEQ*                                                                                  5,774,220
                                                                                                    ----------

            DIVERSIFIED FINANCIAL SERVICES--2.3%
 124,300    Citigroup Inc.                                                                           5,658,136
  17,400    Lehman Brothers Holdings Inc.                                                            2,026,752
                                                                                                    ----------
                                                                                                     7,684,888
                                                                                                    ----------

            ENERGY EQUIPMENT & SERVICES--5.0%
 208,300    National-Oilwell Varco Inc.*                                                            13,706,140
  37,400    Schlumberger Limited                                                                     3,155,812
                                                                                                    ----------
                                                                                                    16,861,952
                                                                                                    ----------

            FINANCIAL INFORMATION SERVICES--.8%
  84,200    Genworth Financial Inc. Cl. A                                                            2,714,608
                                                                                                    ----------

            FINANCIAL SERVICES--.5%
 151,900    Hudson City Bancorp Inc.                                                                 1,807,610
                                                                                                    ----------

            FOOD & STAPLES RETAILING--3.7%
 308,000    CVS Corporation                                                                          8,935,080
  83,500    Wal-Mart Stores, Inc.                                                                    3,658,970
                                                                                                    ----------
                                                                                                    12,594,050
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            FREIGHT & LOGISTICS--.9%
  34,000    FedEx Corp.                                                                              2,962,420
                                                                                                    ----------

            HEALTH CARE--1.0%
  43,600    WellPoint Inc. *                                                                         3,305,752
                                                                                                    ----------

            HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
   7,800    Hologic, Inc.*                                                                             450,450
  58,600    Medtronic, Inc.                                                                          3,142,132
  74,000    St. Jude Medical, Inc.*                                                                  3,463,200
                                                                                                    ----------
                                                                                                     7,055,782
                                                                                                    ----------

            HEALTH CARE PROVIDERS & SERVICES--4.2%
  34,700    AmerisourceBergen Corporation                                                            2,682,310
  64,800    Caremark Rx, Inc.*                                                                       3,235,464
  28,300    CIGNA Corporation                                                                        3,335,438
  13,000    Community Health Systems Inc.*                                                             504,530
  16,200    McKesson Corporation                                                                       768,690
  45,500    PacifiCare Health Systems, Inc.*                                                         3,629,990
                                                                                                    ----------
                                                                                                    14,156,422
                                                                                                    ----------

            HOTELS, RESTAURANTS & LEISURE--1.2%
  50,100    Hilton Hotels Corporation                                                                1,118,232
  89,800    Penn National Gaming, Inc.*                                                              2,793,678
                                                                                                    ----------
                                                                                                     3,911,910
                                                                                                    ----------

            HOUSEHOLD PRODUCTS--1.3%
  74,600    Procter & Gamble Company                                                                 4,435,716
                                                                                                    ----------

            INDUSTRIAL CONGLOMERATES--2.6%
 169,000    General Electric Company                                                                 5,690,230
 114,600    Tyco International Ltd.                                                                  3,191,610
                                                                                                    ----------
                                                                                                     8,881,840
                                                                                                    ----------

            INSURANCE--.5%
  29,200    American International Group, Inc.                                                       1,809,232
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            INTERNET & CATALOG RETAIL--.8%
  63,700    eBay Inc.*                                                                               2,624,440
                                                                                                    ----------

            INTERNET SOFTWARE & SERVICES--9.5%
  51,400    Google Inc. Cl A*                                                                       16,266,044
  89,100    Netease.com Inc. ADR*#                                                                   8,019,891
 225,000    Yahoo! Inc. *                                                                            7,614,000
                                                                                                    ----------
                                                                                                    31,899,935
                                                                                                    ----------

            LEISURE & ENTERTAINMENT--.8%
  98,200    Shanda Interactive Entertainment Ltd. *                                                  2,656,310
                                                                                                    ----------

            MACHINERY--1.5%
  82,900    Caterpillar Inc.                                                                         4,870,375
                                                                                                    ----------

            MACHINERY - OIL WELL EQUIPMENT & SERVICES--1.6%
 150,150    Patterson-UTI Energy, Inc.                                                               5,417,412
                                                                                                    ----------

            MEDIA--4.4%
 135,200    Disney (Walt) Company                                                                    3,262,376
  76,600    Pixar *                                                                                  3,409,466
 156,500    Time Warner Inc.                                                                         2,834,215
 162,700    Viacom Inc. Cl. B                                                                        5,370,727
                                                                                                    ----------
                                                                                                    14,876,784
                                                                                                    ----------

            METALS & MINING--3.7%
  57,900    Alpha Natural Resources, Inc.*                                                           1,739,316
  74,500    Peabody Energy Corporation                                                               6,284,075
  34,100    Phelps Dodge Corporation                                                                 4,430,613
                                                                                                    ----------
                                                                                                    12,454,004
                                                                                                    ----------

            MULTILINE RETAIL--.9%
  60,100    Kohl's Corporation*                                                                      3,015,818
                                                                                                    ----------


            OIL & GAS--.4%
  37,600    Energy Partners, Ltd.                                                                    1,173,872
                                                                                                    ----------

            PERSONAL CARE--.7%
  29,900    Bausch & Lomb Incorporated.                                                              2,412,332
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            PERSONAL PRODUCTS--1.8%
  77,100    Avon Products, Inc.                                                                      2,081,700
  66,900    Gillette Company (The)                                                                   3,893,580
                                                                                                    ----------
                                                                                                     5,975,280
                                                                                                    ----------

            PHARMACEUTICALS--9.0%
  36,800    Abbott Laboratories                                                                      1,560,320
  48,600    AstraZeneca PLC Sponsored ADR#                                                           2,289,060
 182,725    IVAX Corporation*                                                                        4,816,631
 105,700    Johnson & Johnson                                                                        6,688,696
  61,000    Novartis AG ADR#                                                                         3,111,000
 113,300    Pfizer Inc.                                                                              2,829,101
  64,600    Sanofi-Aventis ADR#                                                                      2,684,130
 164,200    Schering-Plough Corporation                                                              3,456,410
  44,800    Sepracor Inc.*                                                                           2,642,752
                                                                                                    ----------
                                                                                                    30,078,100
                                                                                                    ----------

            ROAD & RAIL--1.0%
  54,400    Burlington Northern Santa Fe Corporation                                                 3,253,120
                                                                                                    ----------


            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
  34,300    Broadcom Corporation Cl. A *                                                             1,609,013
 202,700    Intel Corporation                                                                        4,996,555
 143,800    Marvell Technology Group Ltd.*                                                           6,630,618
  74,100    Silicon Storage Technology Inc                                                             398,658
 194,800    Teradyne, Inc.*                                                                          3,214,200
   7,200    Tessera Technologies Inc.*                                                                 215,352
                                                                                                    ----------
                                                                                                    17,064,396
                                                                                                    ----------

            SOFTWARE--6.8%
 146,600    Check Point Software Technologies Ltd.*                                                  3,565,312
 446,000    Microsoft Corporation                                                                   11,475,580
 177,000    Oracle Corporation*                                                                      2,193,030
 283,650    Verifone Holdings Inc.*                                                                  5,704,202
                                                                                                    ----------
                                                                                                    22,938,124
                                                                                                    ----------

            SPECIALTY RETAIL--2.2%
  27,100    Abercrombie & Fitch Co. Cl. A                                                            1,350,935
  65,900    Bed Bath & Beyond Inc.*                                                                  2,647,862
  52,350    Lowe's Companies,  Inc.                                                                  3,371,340
                                                                                                    ----------
                                                                                                     7,370,137
                                                                                                    ----------

            TEXTILES, APPAREL & LUXURY GOODS--.9%
  60,000    Coach, Inc.*                                                                             1,881,600
  20,700    Polo Ralph Lauren Corporation Cl. A                                                      1,041,210
                                                                                                    ----------
                                                                                                     2,922,810
                                                                                                    ----------

            WIRELESS TELECOMMUNICATION SERVICES--2.3%
 126,200    Alamosa Holdings, Inc. *                                                                 2,159,282
 102,542    American Tower Corporation Cl. A*                                                        2,558,423
  36,600    NII Holdings Inc.*                                                                       3,090,870
                                                                                                    ----------
                                                                                                     7,808,575
                                                                                                    ----------


            TOTAL COMMON STOCKS                                                                    337,939,359
                 (COST $292,624,056)                                                              ------------

            TOTAL INVESTMENTS
                 (COST $292,624,056)(a)                                         100.8%             337,939,359
            Liabilities in Excess of Other Assets                                (0.8)              (2,587,648)
                                                                                -----             ------------
            NET ASSETS                                                          100.0%            $335,351,711
                                                                                =====             ============

 *   Non-income producing security.

 #   American Depositary Receipts.

(a) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $292,624,056 amounted to $45,315,303 which consisted of aggregate gross unrealized appreciation of $52,626,010 and aggregate gross unrealized depreciation of $7,310,707.

Security Valuation -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the last quoted sale price at the previous Valuation Time. Securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.alger.com as well as on the website of the Securities and Exchange Commission -- http://www.sec.gov.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005

SHARES      COMMON STOCKS--95.3                                                                       VALUE
------                                                                                                -----
            AEROSPACE & DEFENSE--1.0%
   49,125   L-3 Communications Holdings, Inc.                                                      $ 3,884,313
                                                                                                    ----------

            BIOTECHNOLOGY--3.2%
   50,200   Celgene Corporation*                                                                     2,726,864
   78,250   Charles River Laboratories International, Inc.*                                          3,413,265
  224,100   Human Genome Sciences, Inc*                                                              3,045,519
  143,950   Vertex Pharmaceuticals Incorporated*                                                     3,217,283
                                                                                                    ----------
                                                                                                    12,402,931
                                                                                                    ----------
            CAPITAL MARKETS--3.0%
   75,745   Affiliated Managers Group, Inc.*                                                         5,485,453
   43,500   National Financial Partners Corporation                                                  1,963,590
   35,300   Legg Mason, Inc.                                                                         3,872,057
                                                                                                    ----------
                                                                                                    11,321,100
                                                                                                    ----------
            COMMERCIAL SERVICES & SUPPLIES--2.2%
   82,050   Education Management Corporation*                                                        2,645,292
  127,750   Net 1 UEPS Technologies, Inc.*                                                           2,864,155
   31,200   Strayer Education, Inc.                                                                  2,949,024
                                                                                                    ----------
                                                                                                     8,458,471
                                                                                                    ----------

            COMMUNICATION TECHNOLOGY--1.5%
  226,050   Nextel Partners, Inc. Cl. A*                                                             5,673,855
                                                                                                    ----------

            COMPUTERS & PERIPHERALS--4.4%
  114,750   Apple Computer, Inc.*                                                                    6,151,747
  190,100   Network Appliance, Inc.*                                                                 4,512,974
   33,800   Palm, Inc.*                                                                                957,554
  409,050   Western Digital Corporation*                                                             5,289,017
                                                                                                    ----------
                                                                                                    16,911,292
                                                                                                    ----------
            COMPUTER TECHNOLOGY--1.9%
  142,500   NAVTEQ*+                                                                                 7,117,875
                                                                                                    ----------


SHARES                                                                                                VALUE
------                                                                                                -----
            CONSTRUCTION & ENGINEERING--.9%
  108,150   Chicago Bridge & Iron Company N.V.                                                       3,362,383
                                                                                                    ----------

            DIVERSIFIED FINANCIAL SERVICES--.5%
   87,350   CapitalSource Inc.*                                                                      1,904,230
                                                                                                    ----------

            ELECTRIC AND ELECTRONIC EQUIPMENT--1.0%
   96,700   Roper Industries, Inc.                                                                   3,799,343
                                                                                                    ----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS--.5%
   52,050   Trimble Navigation Limited*                                                              1,753,565
                                                                                                    ----------

            ENERGY EQUIPMENT & SERVICES--6.9%
  155,900   BJ Services Company                                                                      5,610,841
  138,100   Lone Star Technologies, Inc.*+                                                           7,676,979
  137,700   National-Oilwell Varco Inc.*                                                             9,060,660
  160,250   Williams Companies, Inc. (The)                                                           4,014,263
                                                                                                    ----------
                                                                                                    26,362,743
                                                                                                    ----------

            ENGINEERING--.8%
   46,200   Jacobs Engineering Group Inc.                                                            3,113,880
                                                                                                    ----------

            FINANCIAL INFORMATION SERVICES--1.4%
  165,950   Genworth Financial Inc. Cl. A                                                            5,350,227
                                                                                                    ----------

            FINANCIAL SERVICES--1.0%
  317,000   Hudson City Bancorp Inc.                                                                 3,772,300
                                                                                                    ----------

            HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
   31,300   Cooper Companies, Inc. (The)                                                             2,397,893
   92,300   Given Imaging Ltd.*                                                                      2,229,045
   53,800   Intuitive Surgical, Inc.*                                                                3,943,002
   57,700   Nektar Therapeutics                                                                        978,015
                                                                                                    ----------
                                                                                                     9,547,955
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            HEALTH CARE PROVIDERS & SERVICES--10.4%
  165,850   Community Health Systems Inc.*                                                           6,436,639
  123,650   DaVita, Inc.*                                                                            5,696,556
  148,650   Health Management Associates, Inc. Cl. A                                                 3,488,816
  159,950   Humana Inc.*                                                                             7,658,406
   70,900   Psychiatric Solutions, Inc.*                                                             3,844,907
   91,450   Quest Diagnostics Incorporated                                                           4,621,882
   40,100   Sierra Health Services, Inc.*                                                            2,761,687
   51,800   Sunrise Senior  Living Inc.*                                                             3,457,132
  175,800   WebMD Corporation *                                                                      1,947,864
                                                                                                    ----------
                                                                                                    39,913,889
                                                                                                    ----------

            HOTELS, RESTAURANTS & LEISURE--4.5%
   42,900   Kerzner International Limited*                                                           2,383,095
   75,300   Marriott International , Inc. CL A                                                       4,743,900
   78,100   Outback Steakhouse, Inc.*                                                                2,858,460
  149,950   Penn National Gaming, Inc.*                                                              4,664,945
   60,800   Wynn Resorts, Limited*                                                                   2,745,120
                                                                                                    ----------
                                                                                                    17,395,520
                                                                                                    ----------

            INFORMATION TECHNOLOGY  SERVICES--.7%
  427,300   Sapient Corporation*                                                                     2,670,625
                                                                                                    ----------

            INTERNET & CATALOG RETAIL--2.7%
  399,800   Netflix  Inc.*                                                                          10,390,802
                                                                                                    ----------

            INTERNET SOFTWARE & SERVICES--3.5%
  249,050   IVillage Inc.*                                                                           1,808,103
   77,100   Netease.com Inc. ADR*#                                                                   6,939,771
   70,200   SINA Corp*                                                                               1,930,500
  119,500   VeriSign, Inc.*                                                                          2,553,715
                                                                                                    ----------
                                                                                                    13,232,089
                                                                                                    ----------

            LEISURE & ENTERTAINMENT--2.0%
  116,600   CKX, Inc.*                                                                               1,465,662
  234,050   Shanda Interactive Entertainment Ltd.*+                                                  6,331,053
                                                                                                    ----------
                                                                                                     7,796,715
                                                                                                    ----------

            MACHINERY--1.7%
   63,650   Joy Global Inc.                                                                          3,211,779
   66,600   Terex Corporation*                                                                       3,292,038
                                                                                                    ----------
                                                                                                     6,503,817
                                                                                                    ----------

            MACHINERY - OIL WELL EQUIPMENT & SERVICES--1.0%
  103,200   Patterson-UTI Energy, Inc.                                                               3,723,455
                                                                                                    ----------


            MEDIA--6.3%
   63,900   Lamar Advertising Company, Cl. A*                                                        2,898,504
   73,200   Pixar *                                                                                  3,258,132
  810,450   Sirius Satellite Radio Inc.*                                                             5,308,448
  355,400   XM Satellite Radio Holdings Inc. Cl. A*+                                                12,762,414
                                                                                                    ----------
                                                                                                    24,227,498
                                                                                                    ----------

            MEDICAL TECHNOLOGY--.6%
   54,400   Syneron Medical Ltd.*                                                                    1,987,776
    9,500   WebMD Health Corp.*                                                                        234,166
                                                                                                    ----------
                                                                                                     2,221,942
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            METALS & MINING--4.5%
   89,350   Cleveland-Cliffs Inc.                                                                    7,783,279
  111,700   Peabody Energy Corporation                                                               9,421,895
                                                                                                    ----------
                                                                                                    17,205,174
                                                                                                    ----------

            OIL & GAS--6.8%
  103,900   Chesapeake Energy Corporation                                                            3,974,175
   88,900   Energy Partners, Ltd.                                                                    2,775,458
   86,200   Frontier Oil Corporation                                                                 3,822,970
  311,500   OMI Corporation                                                                          5,566,505
  156,350   Talisman Energy Inc.                                                                     7,636,134
   57,700   Teekay Shipping Corporation                                                              2,483,985
                                                                                                    ----------
                                                                                                    26,259,227
                                                                                                    ----------

            PERSONAL CARE--2.2%
  104,300   Bausch & Lomb Incorporated.                                                              8,414,923
                                                                                                    ----------

            PHARMACEUTICALS--1.2%
   79,350   Sepracor Inc.*                                                                           4,680,856
                                                                                                    ----------

            RETAIL--.5%
  104,950   Saks Incorporated*                                                                       1,941,575
                                                                                                    ----------

            SEMICONDUCTOR CAPITAL EQUIPMENT--.9%
  115,000   SiRF Technology Holdings, Inc.*                                                          3,464,950
                                                                                                    ----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
  157,200   Altera Corporation *                                                                     3,004,092
  236,600   Cypress Semiconductor Corporation*                                                       3,560,830
  132,450   Linear Technology Corporation                                                            4,978,796
  146,100   Photronics, Inc.*                                                                        2,834,340
  165,300   Tessera Technologies Inc.*                                                               4,944,123
                                                                                                    ----------
                                                                                                    19,322,181
                                                                                                    ----------

            SOFTWARE--2.0%
  161,100   Check Point Software Technologies Ltd.*                                                  3,917,952
  193,500   Verifone Holdings Inc.*                                                                  3,891,285
                                                                                                    ----------
                                                                                                     7,809,237
                                                                                                    ----------

            SPECIALTY RETAIL--3.1%
   45,700   Abercrombie & Fitch Co. Cl. A                                                            2,278,145
  139,900   Bed Bath & Beyond Inc.*                                                                  5,621,182
   28,800   Electronics Boutique Holdings Corp.*                                                     1,809,792
   65,200   GameStop Corporation*                                                                    2,051,844
                                                                                                    ----------
                                                                                                    11,760,963
                                                                                                    ----------

            TEXTILES, APPAREL & LUXURY GOODS--.7%
   56,500   Polo Ralph Lauren Corporation Cl. A                                                      2,841,950
                                                                                                    ----------

            WIRELESS TELECOMMUNICATION SERVICES--2.3%
  215,800   Alamosa Holdings, Inc. *                                                                 3,692,338
   60,200   NII Holdings Inc.*                                                                       5,083,890
                                                                                                    ----------
                                                                                                     8,776,228
                                                                                                    ----------

            TOTAL COMMON STOCKS
                 (COST $329,453,342)                                                               365,290,079
                                                                                                   -----------

 SHARES      SHORT-TERM INVESTMENT--2.0%                                                               VALUE
 ------                                                                                                -----
             U.S. AGENCY OBLIGATIONS
$7,525,000   Federal National Mortgage Association, 3.50%, 11/1/05
                  (Cost $7,510,283)                                                                   7,510,283
                                                                                                   ------------

 CONTRACTS   PURCHASED OPTIONS--.4%
 ---------
             PUT OPTIONS
      820    Lone Star Technologies, Inc./November/45+                                                   36,900
      521    NAVTEQ/January/35+                                                                           7,815
      440    NAVTEQ/April/45+                                                                           112,200
      525    Shanda Interactive/March/25+                                                               162,750
    1,575    Shanda Interactive/March/30+                                                               913,500
      500    XM Satellite Radio Holdings/October/32.5+                                                    7,500
    1,260    XM Satellite Radio Holdings/January/32.5+                                                  163,800
                                                                                                   ------------

             TOTAL PURCHASED PUT OPTIONS
                (COST $2,515,370)                                                                     1,404,465
                                                                                                   ------------

             TOTAL INVESTMENTS
                  (COST $339,478,995)(a)                                          97.7%             374,204,827
             Other Assets in Excess of Liabilities                                 2.3                8,938,677
                                                                                 -----             ------------
             NET ASSETS                                                          100.0%            $383,143,504
                                                                                 =====             ============

 *   Non-income producing security.

 #   American Depositary Receipts.

 + All or a portion of the securities are pledged as collateral for options written.

(a) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $339,478,995 amounted to $34,725,832 which consisted of aggregate gross unrealized appreciation of $46,935,992 and aggregate gross unrealized depreciation of $12,210,160.

Security Valuation -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the last quoted sale price at the previous Valuation Time. Securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.alger.com as well as on the website of the Securities and Exchange Commission -- http://www.sec.gov.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN--SEPTEMBER 30, 2005

                                                                              SHARES
                                                                              SUBJECT
CONTRACTS   CALL OPTIONS WRITTEN                                              TO CALL                 VALUE
---------                                                                     -------                 -----
     820    Lone Star Technologies, Inc./November/55                           82,000                  319,800
     521    NAVTEQ/January/40                                                  52,100                  562,680
     440    NAVTEQ/April/55                                                    44,000                  154,000
   2,100    Shanda Interactive/March/35                                       210,000                  315,000
   1,260    XM Satellite Radio Holdings/January/40                            126,000                  170,100
     113    XM Satellite Radio Holdings/October/42.5                           11,300                      565
                                                                                                    ----------

            TOTAL
               (PREMIUMS RECEIVED $875,545)                                                          1,522,145
                                                                                                    ----------

            PUT OPTIONS WRITTEN
     820    Lone Star Technologies, Inc./November/40                            82000                   16,400
     521    NAVTEQ/January/30                                                   52100                    2,605
     440    NAVTEQ/April/40                                                     44000                   57,200
   4,200    Shanda Interactive/March/22.5                                       42000                  819,000
   1,260    XM Satellite Radio Holdings/January/30                             126000                   88,200
                                                                                                    ----------

            TOTAL
               (PREMIUMS RECEIVED $1,526,964)                                                          983,405
                                                                                                    ----------
            TOTAL OPTIONS WRITTEN
               (PREMIUMS RECEIVED $2,402,509)                                                       $2,505,550
                                                                                                    ==========

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005

SHARES      COMMON STOCKS--66.8%                                                                      VALUE
------                                                                                                -----
            AEROSPACE & DEFENSE----1.4%
  40,800    General Dynamics Corporation                                                            $4,877,640
                                                                                                    ----------

            BIOTECHNOLOGY--2.6%
  39,700    Amgen Inc.*                                                                              3,162,899
  10,200    Celgene Corporation*                                                                       554,064
  39,500    Genentech, Inc.*                                                                         3,326,295
  24,700    Gilead Sciences, Inc. *                                                                  1,204,372
  18,600    MedImmune, Inc.*                                                                           625,890
                                                                                                    ----------
                                                                                                     8,873,520
                                                                                                    ----------

            CAPITAL MARKETS--2.1%
  37,600    Legg Mason, Inc.                                                                         4,124,344
  47,300    Merrill Lynch & Co., Inc.                                                                2,901,855
                                                                                                    ----------
                                                                                                     7,026,199
                                                                                                    ----------

            COMMUNICATION EQUIPMENT--2.7%
 124,800    Cisco Systems, Inc.*                                                                     2,237,664
 116,900    Corning Incorporated*                                                                    2,259,677
 123,700    Motorola, Inc.                                                                           2,732,533
  38,400    QUALCOMM Inc.                                                                            1,718,400
                                                                                                    ----------
                                                                                                     8,948,274
                                                                                                    ----------

            COMMUNICATION TECHNOLOGY--.6%
  86,500    Nextel Partners, Inc. Cl. A*                                                             2,171,150
                                                                                                    ----------

            COMPUTERS & PERIPHERALS--3.2%
 121,600    Apple Computer, Inc.*                                                                    6,518,976
  81,000    EMC Corporation*                                                                         1,048,140
 130,200    Network Appliance, Inc. *                                                                3,090,948
                                                                                                    ----------
                                                                                                    10,658,064
                                                                                                    ----------
            COMPUTER TECHNOLOGY--.5%
  34,500    NAVTEQ*                                                                                  1,723,275
                                                                                                    ----------

            DIVERSIFIED FINANCIAL SERVICES--1.4%
  38,700    Citigroup Inc.                                                                           1,761,624
  60,900    Principal Financial Group (The)*                                                         2,884,833
                                                                                                    ----------
                                                                                                     4,646,457
                                                                                                    ----------

            DIVERSIFIED TELECOMMUNICATION SERVICES--.9%
  46,100    ALLTEL Corporation                                                                       3,001,570
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            ENERGY EQUIPMENT & SERVICES--4.2%
  79,800    National-Oilwell Varco Inc.*                                                             5,250,840
  64,500    Suncor Energy, Inc.                                                                      3,904,185
  54,600    Transocean Inc.*                                                                         3,347,526
  71,200    Williams Companies, Inc. (The)                                                           1,783,560
                                                                                                    ----------
                                                                                                    14,286,111
                                                                                                    ----------

            FINANCIAL INFORMATION SERVICES--.4%
  45,800    Genworth Financial Inc. Cl. A                                                            1,476,592
                                                                                                    ----------


            FOOD & STAPLES RETAILING--1.5%
 177,700    CVS Corporation                                                                          5,155,077
                                                                                                    ----------


            HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
  59,800    Medtronic, Inc.                                                                          3,206,476
  27,200    St. Jude Medical, Inc.*                                                                  1,272,960
  30,200    Varian Medical Systems, Inc.*                                                            1,193,202
                                                                                                    ----------
                                                                                                     5,672,638
                                                                                                    ----------

            HEALTH CARE PROVIDERS & SERVICES--6.3%
  23,100    AmerisourceBergen Corporation                                                            1,785,630
  58,300    Caremark Rx, Inc.*                                                                       2,910,919
  29,800    CIGNA Corporation                                                                        3,512,228
  46,400    HCA, Inc.                                                                                2,223,488
  73,000    Health Management Associates, Inc. Cl. A                                                 1,713,310
  94,700    Humana Inc.*                                                                             4,534,236
  81,000    Medco Health Solutions, Inc.*                                                            4,441,230
                                                                                                    ----------
                                                                                                    21,121,041
                                                                                                    ----------

            HOTELS, RESTAURANTS & LEISURE--.9%
  51,200    Starwood Hotels & Resorts Worldwide, Inc.                                                2,927,104
                                                                                                    ----------

            INSURANCE--1.4%
  47,200    American International Group, Inc.                                                       2,924,512
  58,900    Marsh & McLennan Companies, Inc.                                                         1,789,971
                                                                                                    ----------
                                                                                                     4,714,483
                                                                                                    ----------

            INTERNET & CATALOG RETAIL--2.6%
 133,400    eBay Inc.*                                                                               5,496,080
 123,000    Netflix  Inc.*                                                                           3,196,770
                                                                                                    ----------
                                                                                                     8,692,850
                                                                                                    ----------

            INTERNET SOFTWARE & SERVICES--2.7%
  12,100    Google Inc. Cl A*                                                                        3,829,166
 156,500    Yahoo! Inc. *                                                                            5,295,960
                                                                                                    ----------
                                                                                                     9,125,126
                                                                                                    ----------

            MACHINERY--1.4%
  82,300    Caterpillar Inc.                                                                         4,835,125
                                                                                                    ----------


            MEDIA--3.3%
  71,500    Disney (Walt) Company                                                                    1,725,295
 138,500    News Corporation Cl. A                                                                   2,159,215
 425,100    Sirius Satellite Radio Inc.*                                                             2,784,405
 120,750    XM Satellite Radio Holdings Inc. Cl. A*                                                  4,336,133
                                                                                                    ----------
                                                                                                    11,005,048
                                                                                                    ----------


SHARES                                                                                                VALUE
------                                                                                                -----
            METALS & MINING--1.8%
  71,600    Peabody Energy Corporation                                                               6,039,460
                                                                                                    ----------


            MULTILINE RETAIL--1.0%
  52,000    Federated Department Stores, Inc.                                                        3,477,240
                                                                                                    ----------


            OIL & GAS--5.4%
  22,800    Burlington Resources Inc.                                                                1,854,096
  50,600    Chesapeake Energy Corporation                                                            1,935,450
  84,900    Exxon Mobil Corporation                                                                  5,394,546
  48,300    Sasol  Ltd. ADR#                                                                         1,868,727
 143,500    Talisman Energy Inc.                                                                     7,008,540
                                                                                                    ----------
                                                                                                    18,061,359
                                                                                                    ----------

            PERSONAL CARE--.7%
  28,700    Bausch & Lomb Incorporated.                                                              2,315,516
                                                                                                    ----------


            PERSONAL PRODUCTS--2.4%
  69,800    Avon Products, Inc.                                                                      1,884,600
 106,100    Gillette Company (The)                                                                   6,175,020
                                                                                                    ----------
                                                                                                     8,059,620
                                                                                                    ----------

            PHARMACEUTICALS--3.0%
 190,900    Schering-Plough Corporation                                                              4,018,445
  31,700    Sepracor Inc.*                                                                           1,869,983
  87,900    Wyeth                                                                                    4,067,133
                                                                                                    ----------
                                                                                                     9,955,561
                                                                                                    ----------

            RETAIL--.5%
  90,300    Saks Incorporated*                                                                       1,670,550
                                                                                                    ----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
  90,800    Altera Corporation *                                                                     1,735,188
 128,050    Intel Corporation                                                                        3,156,433
  75,300    Linear Technology Corporation                                                            2,830,527
  25,900    Marvell Technology Group Ltd.*                                                           1,194,249
                                                                                                    ----------
                                                                                                     8,916,397
                                                                                                    ----------

            SOFTWARE--2.8%
 219,100    Microsoft Corporation                                                                    5,637,443
 300,100    Oracle Corporation*                                                                      3,718,239
                                                                                                    ----------
                                                                                                     9,355,682
                                                                                                    ----------

            SPECIALTY RETAIL--2.0%
 113,200    Bed Bath & Beyond Inc.*                                                                  4,548,376
  34,550    Lowe's Companies,  Inc.                                                                  2,225,020
                                                                                                    ----------
                                                                                                     6,773,396
                                                                                                    ----------

            TEXTILES, APPAREL & LUXURY GOODS-.7%
  46,000    Polo Ralph Lauren Corporation Cl. A                                                      2,313,800
                                                                                                    ----------

            TOBACCO--1.2%
  54,800    Altria Group, Inc.                                                                       4,039,308
                                                                                                    ----------

            WIRELESS TELECOMMUNICATION SERVICES--.8%
  11,200    NII Holdings Inc.*                                                                         945,840
  69,750    Sprint Nextel Corporation                                                                1,658,655
                                                                                                    ----------
                                                                                                     2,604,495
                                                                                                    ----------

            TOTAL COMMON STOCKS
                 (COST $202,835,958)                                                               224,519,728
                                                                                                   -----------

PRINCIPAL
 AMOUNT     CORPORATE BONDS--15.1%                                                                    VALUE
---------                                                                                             -----
             AEROSPACE & DEFENSE--.6%
$  834,407   Systems 2001 Asset Trust Cl.G, 6.66%, 9/15/13(a)                                           894,285
 1,038,000   United Technologies, 4.875%, 11/1/06                                                     1,044,375
                                                                                                     ----------
                                                                                                      1,938,660
                                                                                                     ----------

             AUTOMOTIVE--.6%
   790,000   DaimlerChrysler N. A. Holding Corp., 4.05%, 6/4/08                                         771,959
 1,276,000   General Motors Acceptance, 6.875%, 9/15/11                                               1,162,035
                                                                                                     ----------
                                                                                                      1,933,994
                                                                                                     ----------

             BUILDING & CONSTRUCTION--.2%
   650,000   Pulte Homes Inc., 5.20%, 2/15/15                                                           616,687
                                                                                                     ----------

             BUILDING PRODUCTS--.1%
   350,000   Masco Corporation, 4.80%, 6/15/15                                                          339,286
                                                                                                     ----------


             CABLE--.4%
 1,350,000   Cox Communications, Inc., 5.45%, 12/15/14                                                1,343,619
                                                                                                     ----------


             CAPITAL MARKETS--1.1%
 1,950,000   Goldman Sachs Group, Inc., 4.75%, 7/15/13                                                1,908,514
 1,655,000   J.P. Morgan Chase & Co., 4.60%, 1/17/11                                                  1,637,743
                                                                                                     ----------
                                                                                                      3,546,257
                                                                                                     ----------

             COMMERCIAL BANKS-1.3%
 1,575,000   Associates Corp. North America, 6.95%, 11/1/18                                           1,842,891
 1,905,000   Key Bank NA, 4.95%, 9/15/15                                                              1,877,818
   600,000   Synovus Financial Corp., 5.125%, 6/15/17                                                   596,311
                                                                                                     ----------
                                                                                                      4,317,020
                                                                                                     ----------

             COMPUTERS & PERIPHERALS--.5%
 1,500,000   International Business Machines Corp., 6.50%, 1/15/28                                    1,708,986
                                                                                                     ----------


             DIVERSIFIED FINANCIAL SERVICES--.2%
   750,000   JPMorgan Chase & Co., 7.00%, 11/15/09                                                      811,864
                                                                                                     ----------


             DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
 1,865,000   Telecom Italia Capital, 4.95%, 9/30/14(a)                                                1,808,043
 1,000,000   Telecom Italia Capital, 5.25%, 10/1/15                                                     984,516
 1,068,000   Verizon New York Inc. Series A, 6.875%, 4/1/12                                           1,144,043
                                                                                                     ----------
                                                                                                      3,936,602
                                                                                                    ----------

PRINCIPAL
 AMOUNT                                                                                               VALUE
---------                                                                                             -----
            ELECTRIC UTILITIES--1.2%
1,500,000   Con Edison Company Of New York, 5.625%, 7/1/12                                           1,572,786
1,650,000   First Energy, 5.65%, 6/15/09(a)                                                          1,685,690
  600,000   Progress Energy Inc., 7.10%, 3/1/11                                                        652,994
                                                                                                    ----------
                                                                                                     3,911,470
                                                                                                    ----------

            ENERGY EQUIPMENT & SERVICES--.5%
1,500,000   Baker Hughes Inc., 6.25%, 1/15/09                                                        1,571,966
                                                                                                    ----------


            FINANCE--.9%
1,565,000   Caterpillar Financial Services Corporation, 3.70%, 8/15/08                               1,528,088
1,220,000   SLM Corp., 4.50%, 7/26/10                                                                1,203,725
  500,000   Toll Brothers Finance Corp., 5.15%, 5/15/15(a)                                             476,818
                                                                                                    ----------
                                                                                                     3,208,631
                                                                                                    ----------

            GAS UTILITIES--.7%
2,000,000   Kinder Morgan Energy Partners, L.P., 5.80%, 3/15/35                                      1,927,574
  440,000   Nisource Inc., 5.25%, 9/15/17                                                              431,012
                                                                                                    ----------
                                                                                                     2,358,586
                                                                                                    ----------
            HEALTH CARE EQUIPMENT & SUPPLIES--.4%
1,300,000   Medtronic, Inc. Senior Note, 4.75%, 9/15/15(a)                                           1,282,245
                                                                                                    ----------


            HEALTH CARE PROVIDERS & SERVICES--.3%
1,015,000   Manor Care, Inc., 6.25%, 5/1/13                                                          1,063,869
                                                                                                    ----------


            HOTELS, RESTAURANTS & LEISURE--.2%
  650,000   Marriott International, 4.625%, 6/15/12                                                    629,003
                                                                                                    ----------


            INSURANCE--1.6%
1,800,000   American International Group, 5.05%, 10/1/15(a)                                          1,792,303
2,205,000   Markel Corp., 7.00%, 5/15/08                                                             2,305,832
  490,000   The Chubb Corporation, 4.934%, 11/16/07                                                    492,089
  500,000   W. R. Berkley Corporation, 5.60%, 5/15/15                                                  500,516
  300,000   Willis Group North America, 5.625%, 7/15/15                                                298,625
                                                                                                    ----------
                                                                                                     5,389,365
                                                                                                    ----------

            MEDIA--.3%
  748,000   Comcast Corporation, 6.50%, 1/15/15                                                        809,450
  284,000   Liberty Media Corporation Floating Rate Note, 4.91%, 9/17/06                               286,434
                                                                                                    ----------
                                                                                                     1,095,884
                                                                                                    ----------

            METAL FABRICATING--.5%
1,855,000   Timken Co., 5.75%, 2/15/10                                                               1,874,411
                                                                                                    ----------


            METALS & MINING--.2%
  650,000   Alcan Inc., 5.00%, 6/1/15                                                                  640,426
                                                                                                    ----------


            MULTI-UTILITIES UNREGULATED POWER--.3%
1,095,000   Duke Energy Corporation, 5.625%, 11/30/12                                                1,132,127
                                                                                                    ----------

            OIL & GAS--.9%
1,895,000   Canadian Natural Resources, 4.90%, 12/1/14                                               1,867,015
1,225,000   Nexen Inc., 5.875%, 3/10/35                                                              1,204,892
                                                                                                    ----------
                                                                                                     3,071,907
                                                                                                    ----------

            OIL AND GAS EXTRACTION--.5%
  500,000   Enterprise Products Partners, 5.00%, 3/1/15                                                475,286
1,200,000   Enterprise Products Partners, Series B, 5.60%, 10/15/14                                  1,197,875
                                                                                                    ----------
                                                                                                     1,673,161
                                                                                                    ----------

            WIRELESS TELECOMMUNICATION SERVICES--.4%
1,200,000   Nextel Communications, Inc., 7.375%, 8/1/15                                              1,285,748
                                                                                                    ----------

            TOTAL CORPORATE BOND
                 (COST $51,214,952)                                                                 50,681,774
                                                                                                    ----------

PRINCIPAL
 AMOUNT                                                                                               VALUE
---------                                                                                             -----
            U.S. GOVERNMENT & AGENCY OBLIGATIONS--16.0%
            Federal Home Loan Banks,
1,000,000        6.375%, 8/15/06                                                                     1,016,850
3,200,000        4.10%, 6/13/08                                                                      3,158,387
1,000,000        3.375%, 7/21/08                                                                       969,970
  850,000        3.75%, 8/15/08                                                                        834,117
2,283,799        4.84%, 1/25/12                                                                      2,280,230
1,230,000        5.50%, 5/18/15                                                                      1,226,658
            Federal Home Loan Mortgage Corporation,
2,000,000        4.125%, 11/18/09                                                                    1,972,142
2,350,000        4.50%, 11/15/11                                                                     2,323,205
            Federal National Mortgage Association
  500,000        6.96%, 4/2/07                                                                         518,682
1,300,000        6.625%, 10/15/07                                                                    1,356,168
1,380,000        3.25%, 8/15/08                                                                      1,337,014
2,390,000        4.30%, 1/19/10                                                                      2,365,746
1,515,000        4.40%, 3/8/10                                                                       1,499,582
1,900,000        5.00%, 4/19/10                                                                      1,901,727
1,936,478        4.80%, 4/25/10                                                                      1,937,689
1,230,000        3.00%, 7/16/13                                                                      1,215,404
  508,000        6.625%, 11/15/30                                                                      629,206
            U.S. Treasury Bonds,
2,094,000        7.50%, 11/15/16                                                                     2,651,038
1,000,000        5.25%, 11/15/28                                                                     1,089,610
1,000,000        5.375%, 2/15/31                                                                     1,120,626
            U.S. Treasury Notes,
4,000,000        3.75%, 3/31/07                                                                      3,975,628
  230,000        4.375%, 5/15/07                                                                       230,836
6,385,000        3.00%, 11/15/07                                                                     6,237,353
  132,000        3.125%, 9/15/08                                                                       128,184
1,626,000        3.125%, 4/15/09                                                                     1,569,536
  880,000        3.625%, 7/15/09                                                                       862,572
4,100,000        3.50%, 11/15/09                                                                     3,990,776
1,900,000        4.25%, 8/15/13                                                                      1,894,064
  900,000        4.25%, 11/15/14                                                                       893,849
2,825,000        4.00%, 2/15/15                                                                      2,750,847
                                                                                                    ----------

            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (COST $54,383,878)                                                                 53,937,696
                                                                                                    ----------

PRINCIPAL
 AMOUNT     SHORT-TERM INVESTMENTS--1.4%                                                              VALUE
---------                                                                                             -----
            U.S. AGENCY OBLIGATIONS--1.4%
4,700,000   Federal National Mortgage Association, 3.06%, 10/3/05                                    4,699,201
                                                                                                 -------------

            SECURITIES HELD UNDER REPURCHASE AGREEMENTS
            Securities Held Under Repurchase Agreements, 3.25%, 10/3/05,
               with Bear, Stearns & Co. Inc. dtd 9/30/05, repurchase
               price $133,776; collateralized by U.S. Treasury Bonds
               (par value $90,000 due 4/15/28)                                                         133,740
                                                                                                 -------------

            TOTAL SHORT-TERM INVESTMENTS
                 (COST $4,832,941)                                                                   4,832,941
                                                                                                  ------------

            TOTAL INVESTMENTS
                 COST ($313,267,729)(b)                                          99.3%             333,972,139

            Other Assets in excess of Liabilities                                 0.7                2,315,756
                                                                                -----             ------------
            NET ASSETS                                                          100.0%            $336,287,895
                                                                                =====             ============

 *   Non-income producing security.

 #   American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 2.4% of net assets of the Portfolio.

(b) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $313,267,729 amounted to $20,704,410 which consisted of aggregate gross unrealized appreciation of $24,510,860 and aggregate gross unrealized depreciation of $3,806,450.

Security Valuation -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the last quoted sale price at the previous Valuation Time. Securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.alger.com as well as on the website of the Securities and Exchange Commission -- http://www.sec.gov.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005

SHARES      COMMON STOCKS--99.6%                                                                      VALUE
------                                                                                                -----
            AEROSPACE & DEFENSE--2.1%
  151,400   General Dynamics Corporation                                                           $18,099,870
                                                                                                    ----------

            BIOTECHNOLOGY--3.9%
  148,800   Amgen Inc.*                                                                             11,854,896
   38,400   Celgene Corporation*                                                                     2,085,888
  148,400   Genentech, Inc.*                                                                        12,496,764
   92,600   Gilead Sciences, Inc. *                                                                  4,515,176
   69,800   MedImmune, Inc.*                                                                         2,348,770
                                                                                                    ----------
                                                                                                    33,301,494
                                                                                                    ----------

            CAPITAL MARKETS--3.1%
  141,000   Legg Mason, Inc.                                                                        15,466,290
  177,600   Merrill Lynch & Co., Inc.                                                               10,895,760
                                                                                                    ----------
                                                                                                    26,362,050
                                                                                                    ----------

            COMMUNICATION EQUIPMENT--3.9%
  467,100   Cisco Systems, Inc.*                                                                     8,375,103
  439,500   Corning Incorporated*                                                                    8,495,535
  464,700   Motorola, Inc.                                                                          10,265,223
  144,100   QUALCOMM Inc.                                                                            6,448,475
                                                                                                    ----------
                                                                                                    33,584,336
                                                                                                    ----------

            COMMUNICATION TECHNOLOGY--1.0%
  327,000   Nextel Partners, Inc. Cl. A*                                                             8,207,700
                                                                                                    ----------


            COMPUTERS & PERIPHERALS--4.7%
  455,700   Apple Computer, Inc.*                                                                   24,430,077
  303,150   EMC Corporation*                                                                         3,922,761
  493,000   Network Appliance, Inc. *                                                               11,703,820
                                                                                                    ----------
                                                                                                    40,056,658
                                                                                                    ----------

            COMPUTER TECHNOLOGY--1.1%
  190,400   NAVTEQ*+                                                                                 9,510,480
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            DIVERSIFIED FINANCIAL SERVICES--2.0%
  144,800   Citigroup Inc.                                                                           6,591,296
  228,400   Principal Financial Group (The)*                                                        10,819,308
                                                                                                    ----------
                                                                                                    17,410,604
                                                                                                    ----------

            DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
  172,200   ALLTEL Corporation                                                                      11,211,941
                                                                                                    ----------


            ENERGY EQUIPMENT & SERVICES--6.3%
  299,400   National-Oilwell Varco Inc.*                                                            19,700,520
  242,000   Suncor Energy, Inc.                                                                     14,648,260
  204,800   Transocean Inc.*                                                                        12,556,288
  267,000   Williams Companies, Inc. (The)                                                           6,688,350
                                                                                                    ----------
                                                                                                    53,593,418
                                                                                                    ----------

            FINANCIAL INFORMATION SERVICES--.7%
  171,700   Genworth Financial Inc. Cl. A                                                            5,535,608
                                                                                                    ----------


            FOOD & STAPLES RETAILING--2.3%
  665,900   CVS Corporation                                                                         19,317,759
                                                                                                    ----------


            HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
  225,700   Medtronic, Inc.                                                                         12,102,034
  102,100   St. Jude Medical, Inc.*                                                                  4,778,280
  112,900   Varian Medical Systems, Inc.*                                                            4,460,679
                                                                                                    ----------
                                                                                                    21,340,993
                                                                                                    ----------

            HEALTH CARE PROVIDERS & SERVICES--9.3%
   86,400   AmerisourceBergen Corporation                                                            6,678,720
  218,200   Caremark Rx, Inc.*                                                                      10,894,726
  111,900   CIGNA Corporation                                                                       13,188,534
  174,150   HCA, Inc.                                                                                8,345,268
  273,900   Health Management Associates, Inc. Cl. A                                                 6,428,433
  355,400   Humana Inc.*                                                                            17,016,552
  302,700   Medco Health Solutions, Inc.*                                                           16,597,041
                                                                                                    ----------
                                                                                                    79,149,274
                                                                                                    ----------

            HOTELS, RESTAURANTS & LEISURE--1.3%
  192,000   Starwood Hotels & Resorts Worldwide, Inc.                                               10,976,640
                                                                                                    ----------


SHARES                                                                                                VALUE
------                                                                                                -----
            INSURANCE--2.1%
  177,100   American International Group, Inc.                                                      10,973,116
  220,900   Marsh & McLennan Companies, Inc.                                                         6,713,151
                                                                                                    ----------
                                                                                                    17,686,267
                                                                                                    ----------

            INTERNET & CATALOG RETAIL--3.8%
  499,700   eBay Inc.*                                                                              20,587,640
  461,150   Netflix  Inc.*                                                                          11,985,289
                                                                                                    ----------
                                                                                                    32,572,929
                                                                                                    ----------

            INTERNET SOFTWARE & SERVICES--4.0%
   45,600   Google Inc. Cl A*                                                                       14,430,576
  587,150   Yahoo! Inc. *                                                                           19,869,156
                                                                                                    ----------
                                                                                                    34,299,732
                                                                                                    ----------

            MACHINERY--2.1%
  307,300   Caterpillar Inc.                                                                        18,053,875
                                                                                                    ----------


            MEDIA--6.0%
  268,200   Disney (Walt) Company                                                                    6,471,666
  518,500   News Corporation Cl. A                                                                   8,083,415
1,594,700   Sirius Satellite Radio Inc.*                                                            10,445,285
  739,800   XM Satellite Radio Holdings Inc. Cl. A*+                                                26,566,218
                                                                                                    ----------
                                                                                                    51,566,584
                                                                                                    ----------

            METALS & MINING--2.6%
  268,100   Peabody Energy Corporation                                                              22,614,235
                                                                                                    ----------


            MULTILINE RETAIL--1.5%
  195,100   Federated Department Stores, Inc.                                                       13,046,337
                                                                                                    ----------


            OIL & GAS--7.7%
   85,400   Burlington Resources Inc.                                                                6,944,728
  189,800   Chesapeake Energy Corporation                                                            7,259,850
  305,700   Exxon Mobil Corporation                                                                 19,424,178
  181,100   Sasol  Ltd. ADR#                                                                         7,006,759
  516,000   Talisman Energy Inc.                                                                    25,201,440
                                                                                                    ----------
                                                                                                    65,836,955
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            PERSONAL CARE--.5%
   49,000   Bausch & Lomb Incorporated.                                                              3,953,320
                                                                                                    ----------

            PERSONAL PRODUCTS--3.5%
  261,400   Avon Products, Inc.                                                                      7,057,800
  397,950   Gillette Company (The)                                                                  23,160,690
                                                                                                    ----------
                                                                                                    30,218,490
                                                                                                    ----------

            PHARMACEUTICALS--4.4%
  716,000   Schering-Plough Corporation                                                             15,071,800
  118,900   Sepracor Inc.*                                                                           7,013,911
  329,700   Wyeth                                                                                   15,255,219
                                                                                                    ----------
                                                                                                    37,340,930
                                                                                                    ----------

            RETAIL--.7%
  339,300   Saks Incorporated*                                                                       6,277,050
                                                                                                    ----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
  340,400   Altera Corporation *                                                                     6,505,044
  478,700   Intel Corporation                                                                       11,799,955
  281,850   Linear Technology Corporation                                                           10,594,742
  138,800   Marvell Technology Group Ltd.*                                                           6,400,068
                                                                                                    ----------
                                                                                                    35,299,809
                                                                                                    ----------

            SOFTWARE--4.1%
  821,880   Microsoft Corporation                                                                   21,146,972
1,123,000   Oracle Corporation*                                                                     13,913,970
                                                                                                    ----------
                                                                                                    35,060,942
                                                                                                    ----------

            SPECIALTY RETAIL--3.0%
  423,700   Bed Bath & Beyond Inc.*                                                                 17,024,266
  129,700   Lowe's Companies,  Inc.                                                                  8,352,680
                                                                                                    ----------
                                                                                                    25,376,946
                                                                                                    ----------

            TEXTILES, APPAREL & LUXURY GOODS-1.0%
  172,000   Polo Ralph Lauren Corporation Cl. A                                                      8,651,600
                                                                                                    ----------

            TOBACCO--1.8%
  205,300   Altria Group, Inc.                                                                      15,132,663
                                                                                                    ----------


            WIRELESS TELECOMMUNICATION SERVICES--1.2%
   42,100   NII Holdings Inc.*                                                                       3,555,345
  264,000   Sprint Nextel Corporation                                                                6,277,920
                                                                                                    ----------
                                                                                                     9,833,265
                                                                                                    ----------

            TOTAL COMMON STOCKS
                 (COST $774,616,206)                                                               850,480,754
                                                                                                   -----------

CONTRACTS           PURCHASED OPTIONS--.1%                                                            VALUE
---------                                                                                             -----
                    PUT OPTIONS
            564     NAVTEQ/January/35+                                                                   8,460
            600     NAVTEQ/April/45+                                                                   153,000
            925     XM Satellite Radio Holdings/October/32.5+                                           13,875
          2,778     XM Satellite Radio Holdings/January/32.5+                                          361,140
                                                                                                   -----------

                    TOTAL PURCHASED PUT OPTIONS
                         (COST $1,755,657)                                                             536,475
                                                                                                   -----------

                    TOTAL INVESTMENTS
                         (COST $776,371,863)(a)                                  99.7%             851,017,229
                    Other Assets in excess of Liabilities                         0.3                2,778,218
                                                                                -----              -----------
                    NET ASSETS                                                  100.0%            $853,795,447
                                                                                =====              ===========

 *   Non-income producing security.

 #   American Depositary Receipts.

 + All or a portion of the securities are pledged as collateral for options written.

(a) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $776,371,863 amounted to $74,645,366 which consisted of aggregate gross unrealized appreciation of $85,222,093 and aggregate gross unrealized depreciation of $10,576,727.

Security Valuation -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the last quoted sale price at the previous Valuation Time. Securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.alger.com as well as on the website of the Securities and Exchange Commission -- http://www.sec.gov.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN--SEPTEMBER 30, 2005
                                                                              SHARES
                                                                              SUBJECT
CONTRACTS   CALL OPTIONS WRITTEN                                              TO CALL                 VALUE
---------                                                                     -------                 -----
     564    NAVTEQ/January/40                                                  56,400                  609,120
     600    NAVTEQ/April/55                                                    60,000                  210,000
   2,778    XM Satellite Radio Holdings/January/40                            277,800                  375,030
     237    XM Satellite Radio Holdings/October/42.5                           23,700                    1,185
                                                                                                    ----------

            TOTAL
               (PREMIUMS RECEIVED $653,932)                                                          1,195,335
                                                                                                    ----------

            PUT OPTIONS WRITTEN
     564    NAVTEQ/January/30                                                  56,400                    2,820
     600    NAVTEQ/April/40                                                    60,000                   78,000
   2,778    XM Satellite Radio Holdings/January/30                             277800                  194,460
                                                                                                    ----------

            TOTAL
               (PREMIUMS RECEIVED $963,074)                                                            275,280
            TOTAL OPTIONS WRITTEN                                                                   ----------

               (PREMIUMS RECEIVED $1,617,006)                                                       $1,470,615
                                                                                                    ==========

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005

SHARES      COMMON STOCKS--98.1%                                                                      VALUE
------                                                                                                -----
            AEROSPACE & DEFENSE--5.2%
  28,150    BE Aerospace, Inc.*                                                                     $  466,445
  11,450    General Dynamics Corporation                                                             1,368,848
  43,350    United Technologies Corporation                                                          2,247,264
                                                                                                    ----------
                                                                                                     4,082,557
                                                                                                    ----------

            BEVERAGES--1.1%
  15,500    PepsiCo, Inc.                                                                              879,005
                                                                                                    ----------


            BIOTECHNOLOGY--3.0%
  20,250    Amgen Inc.*                                                                              1,613,318
  34,400    Vertex Pharmaceuticals Incorporated*                                                       768,840
                                                                                                    ----------
                                                                                                     2,382,158
                                                                                                    ----------

            BUILDING & CONSTRUCTION--2.2%
  40,950    Pulte Homes Inc.                                                                         1,757,573
                                                                                                    ----------

            CAPITAL MARKETS--3.0%
  23,500    J.P. Morgan Chase & Co.                                                                    797,355
  10,600    Merrill Lynch & Co., Inc.                                                                  650,310
  16,400    Morgan Stanley                                                                             884,616
                                                                                                    ----------
                                                                                                     2,332,281
                                                                                                    ----------

            COMMERCIAL BANKS--2.3%
  12,900    Wachovia Corporation                                                                       613,911
  20,100    Wells Fargo & Company                                                                    1,177,257
                                                                                                    ----------
                                                                                                     1,791,168
                                                                                                    ----------

            COMMERCIAL SERVICES & SUPPLIES--.9%
  22,000    Education Management Corporation*                                                          709,280
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            COMMUNICATION EQUIPMENT--2.7%
  46,250    Cisco Systems, Inc.*                                                                       829,263
  28,300    QUALCOMM Inc.                                                                            1,266,425
                                                                                                    ----------
                                                                                                     2,095,688
                                                                                                    ----------

            COMMUNICATION TECHNOLOGY--1.3%
  41,000    Nextel Partners, Inc. Cl. A*                                                             1,029,100
                                                                                                    ----------

            DIVERSIFIED FINANCIAL SERVICES--3.9%
  46,300    Citigroup Inc.                                                                           2,107,576
   8,550    Lehman Brothers Holdings Inc.                                                              995,904
                                                                                                    ----------
                                                                                                     3,103,480
                                                                                                    ----------

            DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
  20,200    ALLTEL Corporation                                                                       1,315,222
  22,650    Verizon Communications Inc.                                                                740,429
                                                                                                    ----------
                                                                                                     2,055,651
                                                                                                    ----------

            ELECTRIC UTILITIES--2.9%
  16,250    Entergy Corporation                                                                      1,207,700
  21,450    Exelon Corporation                                                                       1,146,288
                                                                                                    ----------
                                                                                                     2,353,988
                                                                                                    ----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS
   3,197    Symbol Technologies, Inc.                                                                   30,946
                                                                                                    ----------

            ENERGY EQUIPMENT & SERVICES--4.7%
  16,100    National-Oilwell Varco Inc.*                                                             1,059,380
  14,450    Schlumberger Limited                                                                     1,219,291
  10,250    Suncor Energy, Inc.                                                                        620,433
  13,200    Transocean Inc.*                                                                           809,292
                                                                                                    ----------
                                                                                                     3,708,396
                                                                                                    ----------

            FINANCIAL INFORMATION SERVICES--2.0%
  48,000    Genworth Financial Inc. Cl. A                                                            1,547,520
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            FOOD & STAPLES RETAILING--4.2%
  87,950    CVS Corporation                                                                          2,551,430
  17,500    Wal-Mart Stores, Inc.                                                                      766,850
                                                                                                    ----------
                                                                                                     3,318,280
                                                                                                    ----------

            FOREIGN SEA FREIGHT--1.0%
  40,100    Genco Shipping & Trading Ltd.*                                                             764,707
                                                                                                    ----------

            HEALTH CARE--1.0%
  10,500    WellPoint Inc. *                                                                           796,110
                                                                                                    ----------

            HEALTH CARE EQUIPMENT & SUPPLIES--.5%
   8,500    St. Jude Medical, Inc.*                                                                    397,800
                                                                                                    ----------

            HOTELS, RESTAURANTS & LEISURE--4.4%
  45,400    Penn National Gaming, Inc.*                                                              1,412,394
  20,400    Red Robin Gourmet Burgers Inc.*                                                            935,136
  20,200    Starwood Hotels & Resorts Worldwide, Inc.                                                1,154,834
                                                                                                    ----------
                                                                                                     3,502,364
                                                                                                    ----------

            HOUSEHOLD PRODUCTS--2.3%
  30,950    Procter & Gamble Company                                                                 1,840,286
                                                                                                    ----------

            INDUSTRIAL CONGLOMERATES--4.5%
 105,350    General Electric Company                                                                 3,547,135
                                                                                                    ----------

            INSURANCE--1.1%
  27,800    Marsh & McLennan Companies, Inc.                                                           844,841
                                                                                                    ----------

            INTERNET SOFTWARE & SERVICES--3.0%
   3,000    Google Inc. Cl A*                                                                          949,380
  40,850    Yahoo! Inc. *                                                                            1,382,364
                                                                                                    ----------
                                                                                                     2,331,744
                                                                                                    ----------

            MACHINERY--2.2%
  30,000    Caterpillar Inc.                                                                         1,762,500
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            MACHINERY - OIL WELL EQUIPMENT & SERVICES--1.1%
  24,450    Patterson-UTI Energy, Inc.                                                                 882,155
                                                                                                    ----------

            MEDIA--4.6%
  63,800    Viacom Inc. Cl. B                                                                        2,106,038
  41,350    XM Satellite Radio Holdings Inc. Cl. A*                                                  1,484,879
                                                                                                    ----------
                                                                                                     3,590,917
                                                                                                    ----------

            MEDICAL TECHNOLOGY--.1%
   1,800    WebMD Health Corp.*                                                                         44,367
                                                                                                    ----------

            OIL & GAS--7.3%
  26,500    BP PLC Sponsored ADR#                                                                    1,877,525
   8,700    Burlington Resources Inc.                                                                  707,484
  49,900    Exxon Mobil Corporation                                                                  3,170,646
                                                                                                    ----------
                                                                                                     5,755,655
                                                                                                    ----------

            PERSONAL PRODUCTS--3.4%
  59,050    Avon Products, Inc.                                                                      1,594,350
  19,350    Gillette Company (The)                                                                   1,126,170
                                                                                                    ----------
                                                                                                     2,720,520
                                                                                                    ----------

            PHARMACEUTICALS--7.6%
  35,400    Abbott Laboratories                                                                      1,500,960
  38,125    Johnson & Johnson                                                                        2,412,550
  20,800    Merck & Co. Inc.                                                                           565,968
  60,350    Pfizer Inc.                                                                              1,506,940
                                                                                                    ----------
                                                                                                     5,986,418
                                                                                                    ----------

            RETAIL--.5%
   4,150    Neiman Marcus Group, Inc. Cl. A                                                            414,793
                                                                                                    ----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
 109,125    Intel Corporation                                                                        2,689,931
  12,550    Marvell Technology Group Ltd.*                                                             578,681
                                                                                                    ----------
                                                                                                     3,268,612
                                                                                                    ----------

            SOFTWARE--3.6%
  97,450    Microsoft Corporation                                                                    2,507,389
  17,650    Verifone Holdings Inc.*                                                                    354,942
                                                                                                    ----------
                                                                                                     2,862,331
                                                                                                    ----------

            SPECIALTY RETAIL--1.0%
  19,450    Bed Bath & Beyond Inc.*                                                                    781,501
                                                                                                    ----------

            TOBACCO--1.8%
  18,800    Altria Group, Inc.                                                                       1,385,748
                                                                                                    ----------

            WIRELESS TELECOMMUNICATION SERVICES--1.0%
  35,800    Sprint Nextel Corporation                                                                  851,324
                                                                                                    ----------

            TOTAL COMMON STOCKS
                 (COST $71,584,315)                                                                 77,508,899
                                                                                                    ----------

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS--1.9%                                                              VALUE
---------                                                                                              -----
             U.S. AGENCY OBLIGATIONS--1.8%
$1,400,000   Federal National Mortgage Association, 3.06%, 10/3/05
             Total U.S. Government & Agency Obligations                                               1,399,762
                                                                                                    -----------

             SECURITIES HELD UNDER REPURCHASE AGREEMENTS--.1%
             Securities Held Under Repurchase Agreements, 3.25%, 10/3/05,
                with Bear, Stearns & Co. Inc. dtd 9/30/05, repurchase
                price $102,971; collateralized by U.S. Treasury Bonds
                (par value $70,000 due 4/15/28)                                                         102,943
                                                                                                    -----------

             TOTAL SHORT-TERM INVESTMENTS
                  (COST $1,502,705)                                                                   1,502,705
                                                                                                    -----------

             TOTAL INVESTMENTS
                  (COST $73,087,020)(a)                                          100.0%              79,011,604
             Liabilities in Excess of Other Assets                                   0                  (11,628)
                                                                                 -----              -----------
             NET ASSETS                                                          100.0%             $78,999,976
                                                                                 =====              ===========

 *   Non-income producing security.

 #   American Depositary Receipts.

(a) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $73,087,020 amounted to $5,924,584 which consisted of aggregate gross unrealized appreciation of $6,819,169 and aggregate gross unrealized depreciation of $894,585.

Security Valuation -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the last quoted sale price at the previous Valuation Time. Securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.alger.com as well as on the website of the Securities and Exchange Commission -- http://www.sec.gov.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2005

SHARES      COMMON STOCKS--94.8%                                                                      VALUE
------                                                                                                -----
            AEROSPACE & DEFENSE--3.3%
 380,600    BE Aerospace, Inc.*                                                                     $6,306,542
 154,400    Esterline Technologies Corporation*                                                      5,850,216
 184,600    SI International Inc.*                                                                   5,717,062
                                                                                                    ----------
                                                                                                    17,873,820
                                                                                                    ----------

            AIRLINES--1.1%
 457,900    AirTran Holdings, Inc.*                                                                  5,797,014
                                                                                                    ----------

            AUTO COMPONENTS--.5%
  91,600    LKQ Corporation*                                                                         2,766,320
                                                                                                    ----------

            BIOTECHNOLOGY--4.6%
 308,900    Alkermes, Inc. *                                                                         5,189,520
 396,250    Encysive Pharmaceuticals Inc.*                                                           4,667,825
 195,500    Rigel Pharmaceuticals, Inc.*                                                             4,647,035
 199,300    Theravance, Inc.*                                                                        4,193,272
 282,000    Vertex Pharmaceuticals Incorporated*                                                     6,302,700
                                                                                                    ----------
                                                                                                    25,000,352
                                                                                                    ----------

            CAPITAL MARKETS--2.9%
  71,760    Affiliated Managers Group, Inc.*                                                         5,196,859
 113,500    Greenhill & Co., Inc.                                                                    4,731,815
 123,100    National Financial Partners Corporation                                                  5,556,734
                                                                                                    ----------
                                                                                                    15,485,408
                                                                                                    ----------

            CHEMICALS--.8%
 159,500    Westlake Chemical Corporation                                                            4,319,260
                                                                                                    ----------

            COMMERCIAL BANKS--1.1%
 227,200    Boston Private Financial Holdings, Inc.                                                  6,029,888
                                                                                                    ----------


SHARES                                                                                                VALUE
------                                                                                                -----
            COMMERCIAL SERVICES & SUPPLIES--4.4%
  98,950    CoStar Group Inc.*                                                                       4,622,944
 242,750    FTI  Consulting, Inc.*                                                                   6,131,865
 242,300    Gevity HR, Inc.                                                                          6,600,252
 180,400    Universal Technical Institute Inc.*                                                      6,424,044
                                                                                                    ----------
                                                                                                    23,779,105
                                                                                                    ----------

            COMMUNICATION EQUIPMENT--1.7%
  88,400    F5 Networks, Inc.*                                                                       3,842,748
 433,900    Powerwave Technologies, Inc.*                                                            5,636,361
                                                                                                    ----------
                                                                                                     9,479,109
                                                                                                    ----------

            COMPUTER SERVICES--1.1%
 267,000    Open Solutions Inc.*                                                                     5,825,940
                                                                                                    ----------

            CONSTRUCTION & ENGINEERING--1.1%
 140,200    URS Corporation*                                                                         5,662,677
                                                                                                    ----------

            ENERGY EQUIPMENT & SERVICES--3.4%
 207,500    Hornbeck Offshore Services, Inc *                                                        7,600,725
  95,300    Lone Star Technologies, Inc.*                                                            5,297,727
 280,900    Pioneer Drilling Company*                                                                5,483,168
                                                                                                    ----------
                                                                                                    18,381,620
                                                                                                    ----------

            FINANCIAL INFORMATION SERVICES--1.0%
 128,900    GFI Group Inc.*                                                                          5,306,813
                                                                                                    ----------

            FOOD & STAPLES RETAILING--1.0%
 164,900    Performance Food Group Co.*                                                              5,204,244
                                                                                                    ----------

            FOREIGN SEA FREIGHT--1.0%
 274,500    Genco Shipping & Trading Ltd.*                                                           5,234,715
                                                                                                    ----------

            HEALTH CARE EQUIPMENT & SUPPLIES--6.4%
 105,000    Haemonetics Corporation*                                                                 4,990,650
 110,700    Hologic, Inc.*                                                                           6,392,925
 396,700    Illumina, Inc.*                                                                          5,081,727
 107,600    Immucor, Inc.*                                                                           2,952,544
  54,700    Intuitive Surgical, Inc.*                                                                4,008,963
 132,900    Sybron Dental Specialties, Inc.*                                                         5,525,982
 142,200    Ventana Medical Systems, Inc.*                                                           5,413,554
                                                                                                    ----------
                                                                                                    34,366,345
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            HEALTH CARE PROVIDERS & SERVICES--7.2%
 123,850    Psychiatric Solutions, Inc.*                                                             6,716,386
 104,100    Sierra Health Services, Inc.*                                                            7,169,367
 106,600    Sunrise Senior  Living Inc.*                                                             7,114,484
 258,000    Symbion, Inc.*                                                                           6,674,460
 188,400    VCA Antech, Inc.*                                                                        4,807,968
 169,900    WellCare Health Plans Inc.*                                                              6,294,795
                                                                                                    ----------
                                                                                                    38,777,460
                                                                                                    ----------

            HOTELS, MOTELS, AND TOURIST COURTS--.4%
 107,500    Isle of Capri Casinos, Inc.*                                                             2,298,350
                                                                                                    ----------

            HOTELS, RESTAURANTS & LEISURE--2.2%
 252,362    Applebee's International, Inc.                                                           5,221,370
 112,500    Red Robin Gourmet Burgers Inc.*                                                          5,157,000
  96,600    Ruth's Chris Steak House, Inc*                                                           1,775,508
                                                                                                    ----------
                                                                                                    12,153,878
                                                                                                    ----------

            INSURANCE--2.4%
 230,800    Ohio Casualty Corporation                                                                6,259,296
  86,700    Platinum Underwriters Holdings, Inc.                                                     2,591,463
 179,750    Universal American Financial Corp.*                                                      4,087,515
                                                                                                    ----------
                                                                                                    12,938,274
                                                                                                    ----------

            INTERNET SOFTWARE & SERVICES--5.7%
 302,200    Allscripts Healthcare Solutions, Inc.*                                                   5,445,644
 199,050    aQuantive, Inc.*                                                                         4,006,877
 589,400    IVillage Inc.*                                                                           4,279,044
 316,400    Jupitermedia Corporation*                                                                5,603,444
  69,100    Netease.com Inc. ADR*#                                                                   6,219,690
 224,866    Openwave Systems, Inc.*                                                                  4,043,091
  47,700    TNS Inc.*                                                                                1,156,725
                                                                                                    ----------
                                                                                                    30,754,515
                                                                                                    ----------

            INFORMATION TECHNOLOGY SERVICES--1.9%
  76,850    Global Payments Inc.                                                                     5,972,782
 227,900    Kanbay International Inc.*                                                               4,284,520
                                                                                                    ----------
                                                                                                    10,257,302
                                                                                                    ----------

            LEISURE EQUIPMENT & PRODUCTS--1.1%
 178,050    LIFE TIME FITNESS, Inc.*                                                                 5,900,576
                                                                                                    ----------


            MACHINERY--4.1%
 127,400    Actuant Corporation Cl. A                                                                5,962,320
 111,300    Bucyrus International, Inc.                                                              5,468,169
 161,800    Gardner Denver Inc.*                                                                     7,216,280
 108,900    Watts Water Technologies, Inc. Cl. A                                                     3,141,765
                                                                                                    ----------
                                                                                                    21,788,534
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            MEDIA--3.2%
 830,500    Harris Interactive Inc.*                                                                 3,546,235
  77,090    Media General, Inc. Cl. A                                                                4,471,991
 631,900    Spanish Broadcasting System, Inc. Cl. A *                                                4,537,042
 384,950    World Wrestling Entertainment, Inc.                                                      5,004,350
                                                                                                    ----------
                                                                                                    17,559,618
                                                                                                    ----------

            MEDICAL TECHNOLOGY--.4%
  66,150    Syneron Medical Ltd.*                                                                    2,417,121
                                                                                                    ----------

            METALS & MINING--2.3%
 198,900    Alpha Natural Resources, Inc.*                                                           5,974,956
  72,650    Cleveland-Cliffs Inc.                                                                    6,328,542
                                                                                                    ----------
                                                                                                    12,303,498
                                                                                                    ----------

            OIL & GAS--4.9%
 172,900    Energy Partners, Ltd.                                                                    5,397,938
  56,400    General Maritime Corporation                                                             2,076,084
 833,100    Grey Wolf, Inc.*                                                                         7,023,033
 170,910    Todco *                                                                                  7,128,656
 113,200    Whiting Petroleum Corporation*                                                           4,962,688
                                                                                                    ----------
                                                                                                    26,588,399
                                                                                                    ----------

            PHARMACEUTICAL PREPARATIONS--.7%
 114,800    Adams Respiratory Therapeutics, Inc.*                                                    3,706,892
                                                                                                    ----------

            PHARMACEUTICALS--1.9%
 304,300    Impax Laboratories, Inc.*                                                                3,691,159
 297,100    Medicines Company*                                                                       6,836,271
                                                                                                    ----------
                                                                                                    10,527,430
                                                                                                    ----------

SHARES                                                                                                VALUE
------                                                                                                -----
            RETAIL--.9%
 154,100    Phillips-Van Heusen Corporation                                                          4,780,181
                                                                                                    ----------

            ROAD & RAIL--1.3%
 170,100    Landstar Systems, Inc.*                                                                  6,809,103
                                                                                                    ----------

            SEMICONDUCTOR CAPITAL EQUIPMENT--2.6%
 164,600    FormFactor Inc.*                                                                         3,756,172
 191,890    SiRF Technology Holdings, Inc.*                                                          5,781,646
 287,500    Veeco Instruments Inc. *                                                                 4,611,500
                                                                                                    ----------
                                                                                                    14,149,318
                                                                                                    ----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
 162,400    ATMI, Inc.*                                                                              5,034,400
  79,400    Ikanos Communications*                                                                     975,826
 221,700    Microsemi Corporation*                                                                   5,662,218
 199,000    Photronics, Inc.*                                                                        3,860,600
 173,000    Tessera Technologies Inc.*                                                               5,174,430
 157,450    Trident Microsystems, Inc.*                                                              5,008,485
                                                                                                    ----------
                                                                                                    25,715,959
                                                                                                    ----------

            SOFTWARE--3.8%
  88,350    Fair Isaac Corporation                                                                   3,958,080
  98,850    Hyperion Solutions Corporation*                                                          4,809,053
 352,200    Quest Software, Inc. *                                                                   5,307,654
 315,700    Verifone Holdings Inc.*                                                                  6,348,727
                                                                                                    ----------
                                                                                                    20,423,514
                                                                                                    ----------

            SPECIALTY RETAIL--3.7%
 128,800    A.C. Moore Arts & Crafts Inc.*                                                           2,470,384
 223,800    AnnTaylor Stores Corporation*                                                            5,941,890
 184,700    DSW Inc. Cl. A*                                                                          3,915,640
  78,950    Guitar Center, Inc.*                                                                     4,358,830
 151,800    Pacific Sunwear of California, Inc.*                                                     3,254,592
                                                                                                    ----------
                                                                                                    19,941,336
                                                                                                    ----------

            THRIFTS & MORTGAGE FINANCE--1.0%
 339,500    Brookline Bancorp, Inc.                                                                  5,370,890
                                                                                                    ----------

            WIRELESS TELECOMMUNICATION SERVICES--2.9%
 279,700    InPhonic, Inc.*                                                                          3,845,875
 429,300    SBA Communications Corporation*                                                          6,632,685
 588,600    UbiquiTel Inc.*                                                                          5,144,364
                                                                                                    ----------
                                                                                                    15,622,924
                                                                                                    ----------

            TOTAL COMMON STOCKS
                 (COST $420,728,933)                                                               511,297,702
                                                                                                   -----------

PRINCIPAL
 AMOUNT     SHORT-TERM INVESTMENTS--5.5%                                                             VALUE
---------                                                                                            -----
            U.S. AGENCY OBLIGATIONS--5.5%
29,800,000  Federal National Mortgage Association, 3.06%, 10/3/05                                   29,794,934
                                                                                                  ------------

            SECURITIES HELD UNDER REPURCHASE AGREEMENTS Securities
            Held Under Repurchase Agreements, 3.25%, 10/3/05,
               with Bear, Stearns & Co. Inc. dtd 9/30/05, repurchase
               price $173,890; collateralized by U.S. Treasury Bonds
               (par value $115,000 due 4/15/28)                                                        173,843
                                                                                                  ------------

            TOTAL SHORT-TERM INVESTMENTS
                 (COST $29,968,777)                                                                 29,968,777
                                                                                                  ------------

            Total Investments
                 (Cost $450,697,710)(a)                                         100.3%             541,266,479
            Liabilities in Excess of Other Assets                                (0.3)              (1,702,212)
                                                                                -----             ------------
            Net Assets                                                          100.0%            $539,564,267
                                                                                =====             ============

 *   Non-income producing security.

 #   American Depositary Receipts.

(a) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $450,697,710 amounted to $90,568,769 which consisted of aggregate gross unrealized appreciation of $104,050,897 and aggregate gross unrealized depreciation of $13,482,128.

Security Valuation -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the last quoted sale price at the previous Valuation Time. Securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.alger.com as well as on the website of the Securities and Exchange Commission -- http://www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the "Act") as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting (as defined in Rule 30c-3(d) under the Act) occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By /s/Dan C. Chung

Dan C. Chung

President

Date: November 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: November 14, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: November 14, 2005